Property, Plant and Equipment	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2013	2014
At cost:
Leasehold land and buildings	$33,715	$33,715
Plant and machinery	54,100	49,693
Furniture, fixtures and equipment	13,248	12,809
Motor vehicles	1,421	1,328
Leasehold improvements	3,799	3,800
Construction in progress	535	91
Impairment	(4,592)	(4,881)
	102,226	96,555
Less: accumulated depreciation and amortization	(59,532)	(57,813)

Net book value	$42,694	$38,742

Included in furniture, fixtures and equipment is computer software with net values of $283 and $163 as of March 31, 2013 and 2014, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2013	2014
Land use right of state-owned land and buildings erected thereon (a)	$29,534	$29,534
Long term leased land and buildings erected thereon (b)	4,181	4,181
	$33,715	$33,715

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2014, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Included in leasehold land and buildings is property on lease with net values of $nil and $2,434 as of March 31, 2013 and 2014, respectively. Details of the property on lease are as follows:

Included in leasehold land and buildings	March 31,
	2013	2014

Cost	$-	$2,969
Less: accumulated depreciation and amortization	-	(535)
Net book value	$-	$2,434

During the years ended March 31, 2012, 2013 and 2014, the Company impaired its property, plant and equipment by $nil, $197 and $490, respectively, which were charged to other income (expenses) in consolidation statements of comprehensive loss. Depreciation of property, plant and equipment were $4,920, $4,219 and $3,621 during the years ended March 31, 2012, 2013 and 2014, respectively.